COMMITMENTS AND CONTINGENCIES (Narrative) (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2022 $ / shares
Commitments And Contingencies [Line Items]
Outstanding letters of credit | $			$ 3,144	$ 2,878
Guarantees as security	€ 1,700	€ 1,700	1,992	1,868
Liability for back wages recorded | $			1,518
Nominal value of issued share capital | € / shares	€ 0.45
Reduced nominal value of share capital | € / shares	€ 0.01
Related Party [Member]
Commitments And Contingencies [Line Items]
Balance after reduction of authorized capital	€ 1,500			$ 18,760
Conversion price of loans | $ / shares					$ 0.4
Directors And Certain Employees [Member]
Commitments And Contingencies [Line Items]
Conversion price of loans | $ / shares					$ 0.4
Third Related Party [Member]
Commitments And Contingencies [Line Items]
Minimum agency fee payable		€ 3,000	$ 3,516